Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Integrated Small Cap Growth Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Small Cap Growth Fund
Class Name	Class A
Trading Symbol	ISGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 131	1.21%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, financials and industrials sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within utilities, information technology and real estate were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Insmed Inc., Vital Farms and REV Group.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, energy and information technology sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within energy, health care and communication services were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Super Micro Computer Inc., DMC Global and MicroStrategy.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a),(b),(c)	16.96	9.04	6.25
Class A (including sales charges) (a),(b),(c)	10.21	7.77	5.62
Russell® 2000 Growth Index	17.67	8.35	8.21
Russell® 3000 Index	26.14	15.19	12.36
(a)
The returns shown for periods prior to May 31, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 23,081,741
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 343,233
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 23,081,741
Total number of portfolio holdings	134
Management services fees (represents 0.85% of Fund average net assets)	$ 343,233
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Insmed, Inc.	2.1%
Hamilton Lane, Inc., Class A	1.8%
CommVault Systems, Inc.	1.8%
Carpenter Technology Corp.	1.6%
Merit Medical Systems, Inc.	1.5%
ePlus, Inc.	1.5%
Alkami Technology, Inc.	1.4%
Essent Group Ltd.	1.4%
Vaxcyte, Inc.	1.4%
Palomar Holdings, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Insmed, Inc.	2.1%
Hamilton Lane, Inc., Class A	1.8%
CommVault Systems, Inc.	1.8%
Carpenter Technology Corp.	1.6%
Merit Medical Systems, Inc.	1.5%
ePlus, Inc.	1.5%
Alkami Technology, Inc.	1.4%
Essent Group Ltd.	1.4%
Vaxcyte, Inc.	1.4%
Palomar Holdings, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Small Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	ISGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, financials and industrials sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within utilities, information technology and real estate were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Insmed Inc., Vital Farms and REV Group.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, energy and information technology sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within energy, health care and communication services were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Super Micro Computer Inc., DMC Global and MicroStrategy.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	17.22	9.31	6.52
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 23,081,741
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 343,233
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 23,081,741
Total number of portfolio holdings	134
Management services fees (represents 0.85% of Fund average net assets)	$ 343,233
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Insmed, Inc.	2.1%
Hamilton Lane, Inc., Class A	1.8%
CommVault Systems, Inc.	1.8%
Carpenter Technology Corp.	1.6%
Merit Medical Systems, Inc.	1.5%
ePlus, Inc.	1.5%
Alkami Technology, Inc.	1.4%
Essent Group Ltd.	1.4%
Vaxcyte, Inc.	1.4%
Palomar Holdings, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Insmed, Inc.	2.1%
Hamilton Lane, Inc., Class A	1.8%
CommVault Systems, Inc.	1.8%
Carpenter Technology Corp.	1.6%
Merit Medical Systems, Inc.	1.5%
ePlus, Inc.	1.5%
Alkami Technology, Inc.	1.4%
Essent Group Ltd.	1.4%
Vaxcyte, Inc.	1.4%
Palomar Holdings, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s
former
independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	ISGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, financials and industrials sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within utilities, information technology and real estate were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Insmed Inc., Vital Farms and REV Group.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, energy and information technology sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within energy, health care and communication services were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Super Micro Computer Inc., DMC Global and MicroStrategy.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b),(c)	17.00	9.28	6.50
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
The returns shown for periods prior to January 26, 2022 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 23,081,741
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 343,233
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 23,081,741
Total number of portfolio holdings	134
Management services fees (represents 0.85% of Fund average net assets)	$ 343,233
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Insmed, Inc.	2.1%
Hamilton Lane, Inc., Class A	1.8%
CommVault Systems, Inc.	1.8%
Carpenter Technology Corp.	1.6%
Merit Medical Systems, Inc.	1.5%
ePlus, Inc.	1.5%
Alkami Technology, Inc.	1.4%
Essent Group Ltd.	1.4%
Vaxcyte, Inc.	1.4%
Palomar Holdings, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Insmed, Inc.	2.1%
Hamilton Lane, Inc., Class A	1.8%
CommVault Systems, Inc.	1.8%
Carpenter Technology Corp.	1.6%
Merit Medical Systems, Inc.	1.5%
ePlus, Inc.	1.5%
Alkami Technology, Inc.	1.4%
Essent Group Ltd.	1.4%
Vaxcyte, Inc.	1.4%
Palomar Holdings, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022